Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Error Corrections of Basic and Diluted EPS

The following analysis provides a comparison amongst the basic and diluted EPS as reported on the Form 10-Q for the quarter ended September 30, 2023, and the final revised basic and diluted EPS calculation to correct all identified errors:

	For the three months ended September 30, 2023			For the nine months ended September 30, 2023
	As Reported	As Revised	Change	As Reported	As Revised	Change
Basic and Diluted net loss per share	$(4.40)	$(5.96)	$(1.56)	$(20.11)	$(24.16)	$(4.05)

The following analysis provides a comparison amongst the basic and diluted EPS as reported on the Form 10-K for the year ended December 31, 2022, and the final revised basic and diluted EPS calculation to correct all identified errors:

	As reported on Form 10-K for the year ended December 31, 2022 (1)	As revised on Form 10-K	Change

Basic and Diluted net loss per share from continuing operations	$(185.39)	$(187.63)	$(2.24)
Basic and Diluted net income per share from discontinued operations	13.22	13.22	-
Basic and Diluted net loss per share	$(172.17)	$(174.41)	$(2.24)

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

The following analysis provides a comparison amongst the basic and diluted EPS as reported on the Form 10-Q for the quarters ended March 31, 2023, June 30, 2023, and September 30, 2023, and the final revised basic and diluted EPS calculation to correct all identified errors:

	As reported for the three months ended March 31, 2023 (1)	As revised	Change

Basic and Diluted net loss per share	$(8.74)	$(10.30)	$(1.56)

	For the three months ended June 30, 2023			For the six months ended June 30, 2023
	(1) As Reported	As Revised	Change	(1) As Reported	As Revised	Change
Basic and Diluted net loss per share	$(8.44)	$(9.54)	$(1.10)	$(17.14)	$(19.74)	$(2.60)

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

	For the three months ended September 30, 2023			For the nine months ended September 30, 2023
	As Reported	As Revised	Change	As Reported	As Revised	Change
Basic and Diluted net loss per share	$(4.40)	$(5.96)	$(1.56)	$(20.11)	$(24.16)	$(4.05)

Schedule of Property Plant and Equipment Estimated Useful Lives

Property, plant and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives as follows:

Leasehold improvements	Lesser of the life of the lease or the useful life of the improvement

Computers and related software	3 to 5 years

Cryptocurrency miners	3 years

Machinery and equipment	8 to 15 years

Office furniture, equipment and fixtures	2 to 10 years

Buildings	30-40 years

Purchased pre-fabricated buildings	15-20 years

Schedule of Fair Value Assumptions For Warrants Issued

The following table represents the significant fair value assumptions used for warrants issued or repriced during the nine months ended September 30, 2024:

Nine months ended September 30, 2024
Stock price	$2.88- 4.07
Exercise price	$0.01- 20.00
Expected term in years	2.68 – 8.77
Expected dividend yield	0.00%
Volatility	110.0 – 137.50%
Risk-free interest rate	4.28- 4.44%

The following table represents the significant fair value assumptions used for warrants issued or repriced during the years ended December 31, 2023 and 2022:

	2023	2022
Stock price (1)	$2.93- 5.00	$14.25 - 259.25
Exercise price (1)	$0.01- 20.00	$19.00 – 331.50
Expected term in years	1.16- 5.00	2.00 – 5.00
Expected dividend yield	0.00%	0.00%
Volatility	108.50 – 140%	125 - 150%
Risk-free interest rate	3.36- 5.25%	1.18 – 4.41%

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

Schedule of Fair Value Assumptions For Convertible Notes

The following table represents the significant and subjective fair value assumptions used for Convertible Notes during the nine months ended September 30, 2024:

Nine months ended September 30, 2024
Stock price	$2.88 – 6.09
Conversion price	$3.78
Volatility	80.0 – 115%
Risk-free interest rate	4.73- 5.46%

The following table represents the significant and subjective fair value assumptions used for Convertible Notes during the years ended December 31, 2023 and 2022:

	2023	2022
Stock price (1)	$3.60 – 6.75	$6.5
Conversion price (1)	$3.78 – 7.99	$7.99
Volatility	87.50 – 150%	65 – 105%
Risk-free interest rate	4.64- 5.50%	4.12 – 4.76%

(1)	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for- 25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.

Schedule of Changes in Level 3 Financial Liabilities Carried at Fair Value

Changes in Level 3 Financial Liabilities Carried at Fair Value

(in thousands)
Balance, July 19, 2022 (date of Addendum of convertible notes)	$14,610
Conversions of debt	(1,100)
Total revaluation loss	597
Balance, September 13, 2022	14,107
Total revaluation gains	(1,853)
Balance, December 31, 2022	$12,254
Conversions of debt (January 2023- May 11 2023)	(1,344)
Total revaluation losses	30
Balance, May 11, 2023 (date of Second Amendment)	10,940
Conversions of Debt (May 11, 2023-November 19, 2023)	(1,550)
Total revaluation losses	1,569
Balance November 20, 2023 (date of Third Amendment)	$10,959

Conversions of debt (November 20, 2023- December 31, 2023)	(3,069)
Total revaluation losses	584

Balance December 31, 2023	$8,474